Related parties (Schedule of information about key management personnel) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of transactions between related parties [abstract]
Short-term employee benefits	$ 8,319	$ 8,652
Post-employment benefits	762	762
Long-term share-based awards	6,966	5,970
Total key management personnel compensation	$ 16,047	$ 15,384